Risk management (Details 9) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (7,439)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(4,145)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,020)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(3,714)
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	(2,024)
Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected realization	2,132
Average [Member]
IfrsStatementLineItems [Line Items]
Expected realization	$ (18,210)